SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2024
Accounting Policies [Abstract]
SCHEDULE OF PROPERTY PLANT AND EQUIPMENT ESTIMATED USEFUL LIVES

Category	Estimated useful lives
Electronic equipment	3-5 years
Furniture	3-5 years
Vehicles or canteen equipment	4-5 years
Leasehold improvement	Shorter of the lease term or the estimated useful life of the assets

SCHEDULE OF ESTIMATED USEFUL LIVES BY INTANGIBLE ASSET

Estimated useful lives by intangible asset classes are as follows:

Category	Estimated useful lives
League tournaments rights	Indefinite
Brand names	Indefinite/5 years
Customer relationships	6 years
Agency contract rights	2-5 years
Talent acquisition costs	1-5 years
Game copyright	3 years
Software	2.5-3 years

SCHEDULE OF MAJOR REVENUE GENERATING ACTIVITIES

	For the years ended December 31,
	2022	2023	2024
Tournament participation of esports	$11,069,172	$7,699,506	$8,549,677
Sponsorships and advertising	5,688,331	8,147,298	3,860,800
Player transfer and rental fee	2,905,335	849,768	1,036,416
Talent management service of esports	1,512,015	1,115,057	544,639
Reality show service	-	198,095	359,050
IP licensing	433,737	3,470,560	149,991
Sales of branded merchandise	130,279	184,337	113,536
Game Publishing	-	-	111,394
Subtotal of Esports teams operation	21,738,869	21,664,621	14,725,503
Event production	5,566,831	9,409,795	23,285,775
Talent management service of third-party online entertainers	38,594,558	52,650,550	47,307,158
Total revenue	65,900,258	83,724,966	85,318,436
Less: surcharge tax	65,147	56,525	52,130
Net revenue	$65,835,111	$83,668,441	$85,266,306

SCHEDULE OF DISAGGREGATED REVENUE FROM CONTRACT WITH CUSTOMERS

The following table summarizes disaggregated revenue from contracts with customers by service type and by segment:

	For the years ended December 31,
	2022	2023	2024
PRC and other subsidiaries
Talent management service of third-party online entertainers	$38,594,558	$52,650,550	$47,307,158
Event production	5,566,831	9,409,795	23,285,775
Tournament participation of esports	11,069,172	5,457,029	6,120,350
Sponsorships and advertising	5,688,331	5,638,612	3,093,051
Player transfer and rental fee	2,905,335	389,881	832,124
Talent management service of esports	1,512,015	1,115,057	544,639
Reality show service	-	198,095	359,050
Game Publishing	-	-	111,394
Sales of branded merchandise	130,279	143,260	70,053
IP licensing	433,737	233,384	-
Subtotal	$65,900,258	$75,235,663	$81,723,594

Ninjas in Pyjamas
Tournament participation of esports	-	2,242,477	2,429,327
Sponsorships and advertising	-	2,508,686	767,749
Player transfer and rental fee	-	459,887	204,292
IP licensing	-	3,237,176	149,991
Sales of branded merchandise	-	41,077	43,483
Subtotal	$-	$8,489,303	$3,594,842

Total revenues	$65,900,258	$83,724,966	$85,318,436

	For the years ended December 31,
	2022	2023	2024
Timing of revenue recognition
At a point in time	3,007,574	990,626	2,977,125
Over time	62,892,684	82,734,340	82,341,311
Total revenue	$65,900,258	$83,724,966	$85,318,436

SCHEDULE OF CURRENCY EXCHANGE RATES

	As of December 31,
	2023	2024
Balance sheet items, except for equity accounts
RMB against $	7.0999	7.2993
SEK against $	10.0506	11.0676

	For the Years Ended December 31,
	2023	2024
Items in the statements of operation and comprehensive loss, and statements of cash flows
RMB against $	7.0809	7.1957
SEK against $	10.6105	10.5747